Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income (loss) before income tax expense	(36,114)	147,335	(2,681,445)

Current tax expense	1,718	75,671	3,519
Deferred tax expense (benefit)	2,292	(3,695)	3,451
Total income tax expense	4,010	71,976	6,970

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense for each of the years ended December 31, 2018, 2019 and 2020 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2018	2019	2020
PRC statutory income tax rate	25%	25%	25%
Permanent differences	-32%	15%	-17%
Tax effect of different tax rate of different jurisdictions	-1%	-1%	0%
Tax effect of Super Deduction and others	0%	-2%	0%
Changes in valuation allowance	-3%	12%	-8%
Effective tax rates	-11%	49%	0%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Net operating loss carry forwards	17,068	222,325
Inventory valuation allowance	368	5,237
Accrued expenses and others	5,474	11,000
Total deferred tax assets	22,910	238,562
Less: valuation allowance	(18,677)	(237,965)
Deferred tax assets, net	4,233	597

The Group's deferred tax liability was as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Related to acquired intangible assets	1,742	1,557

Movement of Valuation Allowance	Movement of valuation allowance
	Year ended December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	1,093	18,677
Additions	17,584	219,288
Balance at end of the year	18,677	237,965